Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 10,394	$ 10,544
Interest expense		4,093	4,684
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,957	7,825
Interest expense		2,517	2,928
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		645	860
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		8,602	8,685
Interest expense		2,517	2,928
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,792	1,859
Interest expense		$ 1,576	$ 1,756

[1]	Includes $8,602 million and $8,685 million, for the three months ended January 31, 2020 and January 31, 2019, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.